NYSE Euronext

11008288

Received SEC
NOV 2 2 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CEGTNYS
001-35358

November 22, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TC PipeLines, LP, Common Units representing limited partner interests, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 21, 2011. Tentative listing date – December 12, 2011.

Sincerely,